Operating Segment Information and Concentrations of Risk - Summary of Additional Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Selling, general and administrative expenses	$ 494.0	$ 461.2	$ 389.6
Research and development costs	39.6	38.0	34.3
North America Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs	5.5	5.3	5.6
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs	1.3	1.5	1.1
Europe Building Products
Segment Reporting Information [Line Items]
Research and development costs	1.7	0.9	1.6
Research and Development
Segment Reporting Information [Line Items]
Selling, general and administrative expenses	2.2	4.1	2.9
Research and development costs	$ 31.1	$ 30.3	$ 26.0